Norwood Financial Corp (Parent Company Only) Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Parent Company Only - Balance Sheets

BALANCE SHEETS

	December 31,
	2018	2017
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$2,509	$4,782
Investment in bank subsidiary	120,511	110,218
Other assets	1,739	2,858
Total assets	$124,759	$117,858
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$2,474	$2,119
Stockholders’ equity	122,285	115,739
Total liabilities and stockholders' equity	$124,759	$117,858

Parent Company Only - Statements of Income

STATEMENTS OF INCOME

	Years Ended December 31,
	2018	2017
Income:	(In Thousands)
Dividends from bank subsidiary	$5,643	$5,412
Net realized gain on sales of securities	-	130
Other interest income	-	8
	5,643	5,550
Expenses	618	511
	5,025	5,039
Income tax benefit	(217)	(127)
	5,242	5,166
Equity in undistributed earnings of subsidiary	8,409	3,032
Net Income	$13,651	$8,198
Comprehensive Income	$11,298	$10,084

Parent Company Only - Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2017
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$13,651	$8,198
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(8,409)	(3,032)
Net gains on sales of securities	-	(130)
Decrease in deferred income tax	1,158	1,736
Other, net	387	389
Net Cash Provided by Operating Activities	6,787	7,161

CASH FLOWS FROM INVESTING ACTIVITIES
Investment in bank subsidiary	(4,000)	-
Proceeds from sales of securities	-	422
Net Cash (Used in) Provided by Investing Activities	(4,000)	422

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	520	1,040
Sale of treasury stock for ESOP	123	127
Acquisition of treasury stock	(194)	(1,587)
Cash dividends paid	(5,509)	(5,386)
Net Cash Used in Financing Activities	(5,060)	(5,806)
Net (Decrease) Increase in Cash and Cash Equivalents	(2,273)	1,777

CASH AND CASH EQUIVALENTS - BEGINNING	4,782	3,005
CASH AND CASH EQUIVALENTS - ENDING	$2,509	$4,782